Filed electronically with the Securities and Exchange Commission on May 13, 2014

File No. 033-11802
File No. 811-05002
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 97	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 98	|X|

DWS Variable Series II
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette, Secretary
DWS VARIABLE SERIES II
One Beacon Street
Boston, MA 02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On __________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On __________pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:

|__|	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Alternative Asset Allocation VIP — Classes A and B
•	DWS Global Equity VIP (formerly known as DWS Diversified International Equity VIP) — Class A
•	DWS Global Growth VIP — Classes A and B
•	DWS Global Income Builder VIP — Class A
•	DWS Government & Agency Securities VIP — Classes A and B
•	DWS High Income VIP — Classes A and B
•	DWS Large Cap Value VIP — Classes A and B
•	DWS Money Market VIP — Class A
•	DWS Small Mid Cap Growth VIP — Class A
•	DWS Small Mid Cap Value VIP — Classes A and B
•	DWS Unconstrained Income VIP — Class A

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 9th day of May 2014.

                 DWS VARIABLE SERIES II

                                     By:  /s/Brian E. Binder
                          Brian E. Binder*
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	May 9, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 9, 2014

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 9, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 9, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 9, 2014

/s/Keith R. Fox
Keith R. Fox*	Trustee	May 9, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	May 9, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	May 9, 2014

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 9, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	May 9, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 9, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 9, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 9, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	May 9, 2014

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post- Effective Amendment No. 91 to the Registration Statement filed on December 19, 2013; and as filed on May 1, 2008 in Post-Effective Amendment No. 63 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase